Credit facilities	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Credit facilities

Note 9 Credit facilities

As of December 31, 2023 and 2022, bank loan consisted of the following:

		December 31
Bank Name	Nature of Loan	2022	2023
		HK$’000	HK$’000
Bank of China (Hong Kong)	Revolving loan(1)	11,000	11,000
Total		11,000	11,000

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is secured by the Company’s office premise located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premise located in Hong Kong was released since September 29, 2022.

Interest expenses incurred from bank borrowings were HKD396,000 and HKD313,000 for the year ended December 31, 2023 and 2022, respectively. The interest expense represented the weighted average interest rate of 3.6% and 2.8% for the year ended December 31, 2023 and 2022, respectively.